Related Party Transactions	9 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

The founding and significant shareholder of the Company has an ownership interest in AmTrust, Maiden Holdings Ltd. (“Maiden”) and ACP Re. The Company provides and receives services from these related entities as follows:

Agreements with AmTrust and Affiliated Entities

Asset Management Agreement

Pursuant to an Asset Management Agreement among NGHC and AII Insurance Management Limited (“AIIM”), a subsidiary of AmTrust, the Company pays AIIM a fee for managing the Company’s investment portfolio. Pursuant to the asset management agreement, AIIM provides investment management services for a quarterly fee of 0.05% of the average value of assets under management if the average value of the account for the previous calendar quarter is less than or equal to $1 billion, and 0.0375% of the average value of assets under management if the average value of the account for the previous calendar quarter is greater than $1 billion. Following the initial one-year term, the agreement may be terminated upon 30 days written notice by either party. The amounts charged for such expenses were $496 and $1,352 for the three and nine months ended September 30, 2014, respectively, while the amounts charged for such expenses were $376 and $1,102 for the three and nine months ended September 30, 2013, respectively. As of September 30, 2014 and December 31, 2013, there was a payable to AIIM related to these services in the amount of $462 and $439, respectively.

Master Services Agreement

AmTrust provides postage and billing services to the Company for premiums written on the Company’s new policy system pursuant to a Master Services Agreement with National General Management Corp., a wholly owned subsidiary of the Company. The agreement is effective for ten years from the acceptance of all phases of the initial work statement and can be automatically renewed thereafter for subsequent five year terms. The agreement is cancellable for material breach of contract that is not cured within thirty days, if either party fails to perform obligations under contract, if either party is declared bankrupt or insolvent, and in the event of a proposed change of control by either party to a competitor. The services are charged on a work-per-piece basis and are billed to the Company at cost. The Company has the right to audit the books and records as appropriate. The amounts charged for such expenses were $1,513 and $5,516 for the three and nine months ended September 30, 2014, respectively, while the amounts charged for such expenses were $1,671 and $4,448 for the three and nine months ended September 30, 2013, respectively. As of September 30, 2014 and December 31, 2013, there was a payable for these services in the amount of $1,546 and $1,389, respectively.

AmTrust also provides the Company information technology development services in connection with the development of a policy management system at cost pursuant to a Master Services Agreement with National General Management Corp. The amounts charged for such expenses were $703 and $2,878 for the three and nine months ended September 30, 2014, respectively, of which amounts capitalized in property and equipment were $823 and $1,790 for the three and nine months ended September 30, 2014, respectively. The amounts charged for such expenses were $1,006 and $3,018 for the three and nine months ended September 30, 2013, respectively, of which amounts capitalized in property and equipment were $853 and $2,559 for the three and nine months ended September 30, 2013, respectively. As of September 30, 2014 and December 31, 2013, there was a payable for these services in the amount of $2,279 and $777, respectively.

In addition, as consideration for a license for the Company to use that system, AmTrust receives a license fee in the amount of 1.25% of gross premiums of NGHC and its affiliates written on the system plus the costs for support services. The amounts charged for such fees were $3,925 and $11,837 for the three and nine months ended September 30, 2014, respectively, while the amounts charged for such fees were $5,263 and $10,682 for the three and nine months ended September 30, 2013, respectively. As of September 30, 2014 and December 31, 2013, there were payables for these services in the amount of $8,105 and $7,610, respectively.

Reinsurance Agreements

On July 1, 2012, a wholly-owned subsidiary, Integon National, entered into an agreement with an AmTrust subsidiary, Risk Services, LLC (“RSL”). RSL provides certain consulting and marketing services to promote the Company’s captive insurance program to potential agents. RSL receives 1.50% of all net written premiums generated to the program. The amounts charged for such fees were $0 and $66 for the three and nine months ended September 30, 2014, respectively, while the amounts charged for such fees were $29 and $108 for the three and nine months ended September 30, 2013, respectively. As of September 30, 2014 and December 31, 2013, there was a payable for these services in the amount of $33 and $26, respectively.

On March 22, 2012, Integon National entered into a reinsurance agreement with an AmTrust subsidiary, Agent Alliance Reinsurance Company (“AARC”), whereby the Company cedes 25% of the business written by certain agents who are members of the Company’s captive agent program along with 25% of any related losses. The Company receives a ceding commission of 25% of the associated ceded premiums. Each party may terminate the agreement by providing 90 days written notice.

On January 1, 2013, the Company entered into a quota share agreement with Wesco Insurance Company (“Wesco”), a subsidiary of AmTrust, to assume 100% of the accident and health business written before January 1, 2013. The Company reinsures 100% of the existing obligations with respect to the accident and health program, including a loss portfolio transfer of 100% of loss and LAE reserves and unearned premium as of the effective date in exchange for an amount equal to 100% of the loss and LAE reserves and unearned premium reserves related to the existing contracts and 100% of the business fronted by Wesco on behalf of the Company after the effective date less the fronted ceded commission of 5% of premiums written, plus the related fronting acquisition costs and fronting inuring reinsurance costs, both meaning the actual costs paid by Wesco to the third parties with respect to those transactions.

On November 9, 2012, Integon National entered into a reinsurance agreement with an affiliated company, AAIC, whereby AAIC cedes 100% of the total written premiums, acquisition costs and incurred losses and LAE on business with effective dates before and after November 9, 2012. The agreement had an indefinite term. In July 2014, the Company reacquired AAIC from ACP Re (see Note 7, "Acquisitions and Disposals").

The amounts related to these reinsurance treaties are as follows:

September 30, 2014	Recoverable (Payable) on Paid and Unpaid Losses and LAE	Commission Receivable	Premium Receivable (Payable)
Wesco	$(3,738)	$—	$(623)
AARC	560	97	(344)

December 31, 2013	Recoverable (Payable) on Paid and Unpaid Losses and LAE	Commission Receivable	Premium Receivable (Payable)
AAIC	$(200)	$836	$1,359
Wesco	(1,067)	—	13
AARC	457	78	(281)

Three Months Ended September 30, 2014	Assumed (Ceded) Earned Premiums	Commission Income (Expense)	Assumed (Ceded) Losses and LAE
Wesco	$5,310	$(1,320)	$3,825
AARC	(344)	111	(148)

Three Months Ended September 30, 2013	Assumed (Ceded) Earned Premiums	Commission Income (Expense)	Assumed (Ceded) Losses and LAE
AAIC	$986	$(92)	$653
Wesco	4,041	(1,151)	2,108
AARC	(254)	122	(141)

Nine Months Ended September 30, 2014	Assumed (Ceded) Earned Premiums	Commission Income (Expense)	Assumed (Ceded) Losses and LAE
Wesco	15,978	(4,062)	12,511
AARC	(967)	284	(514)

Nine Months Ended September 30, 2013	Assumed (Ceded) Earned Premiums	Commission Income (Expense)	Assumed (Ceded) Losses and LAE
AAIC	$3,225	$(549)	$1,835
Wesco	10,490	(2,976)	5,996
AARC	(879)	311	(552)

NGHC Quota Share Agreement

The Company participates in a quota share reinsurance treaty with the related entities listed below whereby it ceded 50% of the total net earned premiums and net incurred losses and LAE on business with effective dates after March 1, 2010 (“NGHC Quota Share”).

On August 1, 2013, the Company provided notice to parties of the NGHC Quota Share agreement that it was terminating the agreement. The Company no longer cedes any net earned premiums and net incurred losses and LAE on business with effective dates after July 31, 2013. The termination is on a run-off basis, meaning the Company continued to cede 50% of the net premiums and the related net losses with respect to policies in force as of July 31, 2013 through the expiration of such policies, the last of which expired on July 31, 2014.

The NGHC Quota Share provided that the reinsurers pay a provisional ceding commission equal to 32.5% of ceded earned premium, net of premiums ceded by the Company for inuring reinsurance, subject to adjustment. The ceding commission is subject to adjustment to a maximum of 34.5% if the loss ratio for the reinsured business is 60.0% or less and a minimum of 30.5% if the loss ratio is 64.5% or greater. Effective October 1, 2012, the parties amended the NGHC Quota Share to decrease the provisional ceding commission from 32.5% to 32.0% of ceded earned premium, net of premiums ceded by the Company for inuring reinsurance, subject to adjustment. The ceding commission is subject to adjustment to a minimum of 30.0% (changed from 30.5%), if the loss ratio is 64.5% or greater. The Company believes that the terms, conditions and pricing of the NGHC Quota Share have been determined by arm's length negotiations and reflect market terms and conditions.

The percentage breakdown by reinsurer of such 50% is as follows:

Name of Insurer	Percentage Participation
ACP Re Ltd.	30%
Maiden Insurance Company, a subsidiary of Maiden	50%
Technology Insurance Company, a subsidiary of AmTrust	20%

The amounts related to this reinsurance treaty are as follows:

Three Months Ended September 30, 2014	Ceded Earned Premiums	Ceding Commission Income	Ceded Losses and LAE
ACP Re Ltd.	$186	$201	$2,063
Maiden Insurance Company	310	335	3,437
Technology Insurance Company	124	134	1,375
Total	$620	$670	$6,875

Three Months Ended September 30, 2013	Ceded Earned Premiums	Ceding Commission Income	Ceded Losses and LAE
ACP Re Ltd.	$39,451	$13,730	$25,021
Maiden Insurance Company	65,752	19,609	41,702
Technology Insurance Company	26,301	8,339	16,681
Total	$131,504	$41,678	$83,404

Nine Months Ended September 30, 2014	Ceded Earned Premiums	Ceding Commission Income	Ceded Losses and LAE
ACP Re Ltd.	$12,859	$4,100	$11,370
Maiden Insurance Company	21,432	6,776	18,936
Technology Insurance Company	8,573	2,719	7,593
Total	$42,864	$13,595	$37,899

Nine Months Ended September 30, 2013	Ceded Earned Premiums	Ceding Commission Income	Ceded Losses and LAE
ACP Re Ltd.	$126,714	$40,660	$80,054
Maiden Insurance Company	211,190	64,492	133,423
Technology Insurance Company	84,476	26,293	53,369
Total	$422,380	$131,445	$266,846

Included in ceding commission income was $104 and $6,353 which represented recovery of successful acquisition cost of the reinsured contracts for the three and nine months ended September 30, 2014, respectively, while $22,793 and $71,280 represented recovery of successful acquisition cost of the reinsured contracts for the three and nine months ended September 30, 2013, respectively. These amounts have been netted against acquisition and other underwriting costs in the accompanying consolidated statements of income.

September 30, 2014	Reinsurance Recoverable on Paid and Unpaid Losses and LAE	Ceded Commission Receivable	Ceded Premium Payable
ACP Re Ltd.	$34,090	$61	$7,594
Maiden Insurance Company	62,407	(6)	12,329
Technology Insurance Company	22,727	40	5,062
Total	$119,224	$95	$24,985

December 31, 2013	Reinsurance Recoverable on Paid and Unpaid Losses and LAE	Ceded Commission Receivable	Ceded Premium Payable
ACP Re Ltd.	$74,997	$7,669	$30,604
Maiden Insurance Company	124,995	12,782	51,021
Technology Insurance Company	49,998	4,958	20,408
Total	$249,990	$25,409	$102,033

The Company nets the ceded commission receivable against ceded premium payable in the condensed consolidated balance sheets as the NGHC Quota Share Agreement allows for net settlement. The agreement also stipulates that if the Company would be denied full statutory credit for reinsurance ceded pursuant to the credit for reinsurance laws or regulations in any applicable jurisdiction, the reinsurers will secure an amount equal to that obligation through a letter of credit, assets held in trust for the benefit of the Company or cash. ACP Re and Maiden Insurance Company held assets in trust in the amount of $54,010 and $69,546, respectively, as of September 30, 2014 and $57,959 and $104,824, respectively, as of December 31, 2013.

The Company and AmTrust have formed the LSC Entities for the purposes of acquiring certain life settlement contracts. For further discussion on the LSC Entities' arrangements, see Note 6, “Equity Investments in Unconsolidated Subsidiaries”.

As described in Note 6, "Equity Investments in Unconsolidated Subsidiaries", the Company formed 800 Superior, LLC along with AmTrust, whereby each entity owns a 50% interest. In 2012, the Company also entered into a lease agreement with 800 Superior, LLC for a period of 15 years whereby the Company leased approximately 134,000 square feet. The Company paid 800 Superior, LLC $561 and $1,683 for the three and nine months ended September 30, 2014, respectively, and $536 and $1,607 for the three and nine months ended September 30, 2013, respectively. For more information on the 800 Superior, LLC and Affiliated Entities related party transactions, see Note 15, "Related Party Transactions - 800 Superior LLC and Affiliated Entities" of our Annual Report on Form 10-K for the year ended December 31, 2013.

On September 1, 2012 the Company purchased The Association Benefits Solution companies. As part of the purchase, the Company is now affiliated with AIBD Health Plan which is a welfare benefit plan for several member groups. As of September 30, 2014 and December 31, 2013, the Company had a receivable of $6,015 and $4,955, respectively. Also, as part of this plan, the Company utilizes an employer trust to administer additional claims. As of September 30, 2014, the Company had a payable to the employer trust in the amount of $1,785.

Agreements with ACP Re and Affiliated Entities

In connection with the acquisition of Tower by ACP Re, the Company entered into the agreements described below.

Personal Lines Master Agreement

On July 23, 2014, the Company and ACP Re entered into the Amended and Restated Personal Lines Master Agreement (the "Master Agreement"). The Master Agreement provides for the implementation of the various transactions associated with the acquisition of Tower by ACP Re. In addition, the Master Agreement requires the Company to pay ACP Re contingent consideration in the form of a three-year earn-out (the "Contingent Payments") of 3% of gross written premium of the Tower personal lines business written or assumed by the Company following the Merger. The Contingent Payments are subject to a maximum of $30,000, in the aggregate, over the three-year period.

PL Reinsurance Agreement and the Personal Lines Cut-Through Quota Share Reinsurance Agreement

Integon National Insurance Company, a wholly-owned subsidiary of the Company ("Integon"), entered into the Personal Lines Quota Share Reinsurance Agreement (the "PL Reinsurance Agreement"), with Tower’s ten statutory insurance companies (collectively, the “Tower Companies”), pursuant to which Integon will reinsure 100% of all losses under the Tower Companies’ new and renewal personal lines business written after September 15, 2014. The ceding commission payable by Integon under the PL Reinsurance Agreement is equal to the sum of (i) reimbursement of the Tower Companies’ acquisition costs in respect of the business covered, including commission payable to National General Insurance Marketing, Inc., a subsidiary of the Company (“NGIM”), pursuant to the PL MGA Agreement (as defined below), and premium taxes and (ii) 2% of gross written premium (net of cancellations and return premiums) collected pursuant to the PL MGA Agreement. In connection with the execution of the PL Reinsurance Agreement, the Personal Lines Cut-Through Quota Share Reinsurance Agreement, dated January 3, 2014, by and among the Tower Companies and Integon (the “Cut-Through Reinsurance Agreement”), was terminated on a run-off basis, with the reinsurance of all policies reinsured under such agreement remaining in effect.

As a result of the PL Reinsurance Agreement and the Cut-Through Reinsurance Agreement, the Company assumed $79,298 and $359,083 of premium from the Tower Companies and recorded $18,297 and $75,182 of ceding commission expense during the three and nine months ended September 30, 2014, respectively. As of September 30, 2014, there was a ceding commission payable of $75,506 related to the PL Reinsurance Agreement. During the three and nine months ended September 30, 2014, the Company earned premium of approximately $84,593 and $228,010, respectively, under these reinsurance agreements. During the three and nine months ended September 30, 2014, the Company incurred losses and loss adjustment expenses of $41,806 and $127,283, respectively, under these reinsurance agreements.

PL MGA Agreement

National General Insurance Marketing, Inc., a subsidiary of the Company (“NGIM”), produces and manages all new and renewal personal lines business of the Tower Companies pursuant to a Personal Lines Managing General Agency Agreement (the "PL MGA Agreement"). As described above, all post-September 15, 2014 personal lines business written by the Tower Companies is reinsured by Integon pursuant to the PL Reinsurance Agreement. The Tower Companies pay NGIM a 10% commission on all business written pursuant to the PL MGA Agreement. All payments by the Tower Companies to NGIM pursuant to the PL MGA Agreement are netted out of the ceding commission payable by Integon to the Tower Companies pursuant to the PL Reinsurance Agreement. The Company recorded $0 of commission income during the period ended September 30, 2014 as a result of the PL MGA Agreement.

PL Administrative Services Agreement

National General Management Corp., a subsidiary of the Company ("NGMC"), the Tower Companies and an affiliated company, CastlePoint Reinsurance Company, Ltd (“CP Re”), entered into the Personal Lines LPTA Administrative Services Agreement (the "PL Administrative Agreement"), pursuant to which NGMC will administer the run-off of CP Re’s and the Tower Companies’ personal lines business written prior to September 15, 2014 at cost. CP Re and the Tower Companies will reimburse NGMC for its actual costs, including costs incurred in connection with claims operations, out-of-pocket expenses, costs incurred in connection with any required modifications to NGMC's claims systems and an allocated portion of the claims service expenses paid by Integon to the Tower Companies pursuant to the Cut-Through Reinsurance Agreement. As a result of the PL Administrative Agreement, the Company was reimbursed $0 during the three months ended September 30, 2014. As of September 30, 2014, there was a receivable related to the PL Administrative Agreement of $281.

Stop-Loss and Retrocession Agreements

National General Re, Ltd., a subsidiary of the Company (“NG Re Ltd.”), along with AmTrust International Insurance, Ltd., an affiliate of the Company (“AII”), as reinsurers, entered into a $250,000 Aggregate Stop Loss Reinsurance Agreement (the "Stop-Loss Agreement") with CP Re. NG Re Ltd. and AII also entered into an Aggregate Stop Loss Retrocession Contract (the "Retrocession Agreement") with ACP Re pursuant to which ACP Re will reinsure the full amount of any payments that NG Re Ltd. and AII are obligated to make to CP Re under the Stop Loss Agreement. Pursuant to the Stop-Loss Agreement, each of the Company and AII will provide, severally, $125,000 of stop loss coverage with respect to the run-off of the Tower business written on or before September 15, 2014. The reinsurers’ obligation to indemnify CP Re under the Stop-Loss Agreement will be triggered only at such time as CP Re’s ultimate paid net loss related to the run-off of the pre-September 15, 2014 Tower business exceeds a retention equal to the Tower Companies’ loss and loss adjustment reserves and unearned premium reserves as of September 15, 2014. CP Re will pay AII and NG Re Ltd. total premium of $56,000 on the five-year anniversary of the Stop-Loss Agreement. The premium payable by NG Re Ltd. and AII to ACP Re pursuant to the Retrocession Agreement will be $56,000 in the aggregate, less a ceding commission of 5.5% to be retained by NG Re Ltd. and AII. The Company will record this reinsurance transaction under deposit method of accounting.

Credit Agreement

On September 15, 2014, NG Re Ltd. entered into a credit agreement (the “ACP Re Credit Agreement”) by and among AmTrust, as Administrative Agent, ACP Re and London Acquisition Company Limited, a wholly owned subsidiary of ACP Re, as the borrowers (collectively, the “Borrowers”), ACP Re Holdings, LLC, as Guarantor, and AII and NG Re Ltd., as Lenders, pursuant to which the Lenders made a $250,000 loan ($125,000 made by each Lender) to the Borrowers on the terms and conditions contained within the ACP Re Credit Agreement.

The ACP Re Credit Agreement has a maturity date of September 15, 2021. Outstanding principal under the ACP Re Credit Agreement bears interest at a fixed annual rate of seven percent (7%), payable semi-annually on the last day of January and July. The obligations of the Borrowers are secured by (i) a first-priority pledge of 100% of the stock of ACP Re and ACP Re’s U.S. subsidiaries and 65% of the stock of certain of ACP Re’s foreign subsidiaries and (ii) a first-priority lien on all of the assets of the Borrowers and Guarantor and certain of the assets of ACP Re’s subsidiaries (other than the Tower Companies).

The Company recorded interest income of approximately $365 for the three months ended September 30, 2014, under the ACP Re Credit Agreement.

Surplus Notes of the Reciprocal Exchanges

ACP Re, an affiliate of the Company, holds the surplus notes carried at $44,600 issued by the Reciprocal Exchanges when they were originally capitalized. The obligation to repay principal and interest on the Reciprocal Exchanges’ Surplus Notes is subordinated to the Reciprocal Exchanges’ other liabilities. Principal and interest on the Reciprocal Exchanges’ Surplus Notes are payable only with regulatory approval (see Note 10, “Debt”).

Agreements Relating to Leases

NGMC entered into assignment and assumption of lease agreements with a subsidiary of ACP Re, Tower Insurance Company of New York (“TICNY”), with respect to leased property in (i) New Haven, Connecticut, (ii) Chicago, Illinois, (iii) Quincy, Massachusetts, (iv) Portland, Maine, (v) Westborough, Massachusetts and (vi) Williamsville, New York. NGMC also entered into subleases with TICNY with respect to leased property in (i) Atlanta, Georgia and (ii) New York, New York.

Agreements of the Reciprocal Exchanges

The Reciprocal Exchanges and their subsidiaries entered into a Casualty Excess of Loss Reinsurance Contract, effective January 1, 2014, among the Reciprocal Exchanges and TICNY, pursuant to which TICNY will reinsure the excess liability which may accrue to the Reciprocal Exchanges’ and their subsidiaries’ policies, contracts and binders of insurance and reinsurance in force at the effective date or issued or renewed on or after that date, and classified by the Reciprocal Exchanges as Casualty.

The Reciprocal Exchanges and their subsidiaries entered into a Property Per Risk Reinsurance Contract, effective January 1, 2014, with TICNY, pursuant to which TICNY will reinsure the excess liability which may accrue under the Reciprocal Exchanges’ and their subsidiaries’ policies, contracts and binders of insurance and reinsurance in force at the effective date or issued or renewed on or after that date, and classified by the Reciprocal Exchanges as Personal Property.

The Reciprocal Exchanges and their subsidiaries entered into a Property Catastrophe Excess of Loss program, effective July 1, 2011, with CP Re, pursuant to which CP Re will indemnify the Reciprocal Exchanges and their subsidiaries for any loss or losses occurring during the term of the contract under all policies classified by the Company as Property business.

New Jersey Skylands Insurance Association (“NJSIA”) entered into a 25% quota share reinsurance agreement with an affiliated company, Preserver Insurance Company (“PIC”), effective July 1, 2012, pursuant to which NJSIA ceded and PIC assumed a 25% quota share of NJSIA’s personal auto business.